SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Weighted average assumptions used in estimating the fair value of stock options (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Weighted average assumptions used in estimating the fair value of stock options [Abstract]
Weighted average fair value at grant date (in Dollars per share)	$ 0.25	$ 0.22	$ 0.17	$ 0.17	$ 0.18
Expected life ( years)	5 years 357 days	5 years 288 days	5 years 94 days	5 years 94 days	5 years 9 months
Expected volatility	115.10%	115.40%	116.50%	116.50%	109.00%
Risk-free interest rate	1.93%	1.82%	0.73%	0.73%	1.16%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%